UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/08 is included with this Form.

 ■    Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2008 (Unaudited)

Shares		Value

Common Stocks — 96.9%

Aerospace/Defense — 0.9%
311,000	Bombardier, Inc. Class B	$1,624,975

Apparel — 1.0%
41,000	Warnaco Group, Inc. (The) *	1,856,890

Beverage - Alcoholic — 1.0%
41,000	Central European Distribution Corp. *	1,861,810

Biotechnology — 2.1%
61,000	Martek Biosciences Corp. *	1,916,620
27,000	Techne Corp. *	1,947,240
		3,863,860

Cable TV — 1.0%
96,000	Comcast Corp. Class A	1,893,120

Chemical - Basic — 5.1%
28,000	Agrium, Inc.	1,570,240
31,000	Compass Minerals International, Inc.	1,624,090
31,000	FMC Corp.	1,593,090
82,000	Olin Corp.	1,590,800
11,000	Potash Corporation of Saskatchewan, Inc.	1,452,110
54,000	Terra Industries, Inc.	1,587,600
		9,417,930
Chemical - Specialty — 1.8%
36,000	Airgas, Inc.	1,787,400
16,000	CF Industries Holdings, Inc.	1,463,360
		3,250,760
Coal — 0.9%
45,000	Massey Energy Co.	1,605,150

Computer & Peripherals — 1.0%
63,000	Synaptics, Inc. *	1,903,860

Computer Software & Services — 3.1%
55,000	Accenture Ltd. Class A	2,090,000
32,000	ManTech International Corp. Class A *	1,897,280
32,000	SAP AG ADR	1,709,760
		5,697,040
Diversified Companies — 0.9%
20,000	Valmont Industries, Inc.	1,653,800

Drug — 6.2%
30,000	Celgene Corp. *	1,898,400
20,000	Covance, Inc. *	1,768,200
42,000	Gilead Sciences, Inc. *	1,914,360
41,000	OSI Pharmaceuticals, Inc. *	2,020,890
63,000	PAREXEL International Corp. *	1,805,580
55,000	Perrigo Co.	2,115,300
		11,522,730
E-Commerce — 0.9%
230,000	Sapient Corp. *	1,708,900

Educational Services — 1.8%
20,000	ITT Educational Services, Inc. *	1,618,200
9,000	Strayer Education, Inc.	1,802,340
		3,420,540
Electrical Equipment — 1.0%
50,000	FLIR Systems, Inc. *	1,921,000

Electrical Utility - West — 1.0%
67,000	MDU Resources Group, Inc.	1,943,000

Electronics — 0.9%
42,000	Amphenol Corp. Class A	1,685,880

Entertainment Technology — 1.0%
60,000	Netflix, Inc. *	1,852,800

Environmental — 4.0%
68,000	American Ecology Corp.	1,881,560
91,000	Calgon Carbon Corp. *	1,852,760
30,000	Clean Harbors, Inc. *	2,026,500
70,000	Tetra Tech, Inc. *	1,684,200
		7,445,020
Financial Services - Diversified — 1.9%
104,000	Crawford & Co. Class B *	1,580,800
43,000	Global Payments, Inc.	1,928,980
		3,509,780
Health Care Information Systems — 1.0%
67,000	Computer Programs & Systems, Inc.	1,939,650

Household Products — 1.0%
31,000	Church & Dwight Company, Inc.	1,924,790

Human Resources — 1.9%
207,000	On Assignment, Inc. *	1,631,160
83,000	Resources Connection, Inc. *	1,869,990
		3,501,150
Industrial Services — 3.0%
68,000	EMCOR Group, Inc. *	1,789,760
28,000	FTI Consulting, Inc. *	2,022,720
40,000	Unifirst Corp.	1,723,600
		5,536,080
Information Services — 1.9%
19,000	Dun & Bradstreet Corp. (The)	1,792,840
78,000	Gartner, Inc. *	1,769,040
		3,561,880

1

 ■    Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2008 (Unaudited)

Shares		Value

Machinery — 6.5%
39,000	Bucyrus International, Inc. Class A	$1,742,520
39,000	Cummins, Inc.	1,705,080
36,000	Curtiss-Wright Corp.	1,636,200
19,000	Flowserve Corp.	1,686,630
27,000	Lincoln Electric Holdings, Inc.	1,736,370
56,000	Robbins & Myers, Inc.	1,732,080
37,000	Wabtec Corp.	1,895,510
		12,134,390

Maritime — 1.0%
50,000	Gorman-Rupp Co. (The)	1,886,000

Medical Services — 2.1%
39,000	Amedisys, Inc. *	1,898,130
111,000	American Medical Systems Holdings, Inc. *	1,971,360
		3,869,490

Medical Supplies — 8.0%
12,000	Alcon, Inc.	1,938,120
121,000	CryoLife, Inc. *	1,587,520
46,000	Illumina, Inc. *	1,864,380
45,000	St. Jude Medical, Inc. *	1,957,050
56,000	STERIS Corp.	2,104,480
68,000	Thoratec Corp. *	1,785,000
31,000	Varian Medical Systems, Inc. *	1,771,030
56,000	Zoll Medical Corp. *	1,832,320
		14,839,900

Oilfield Services/Equipment — 1.9%
32,000	ENSCO International, Inc.	1,844,160
37,000	Helmerich & Payne, Inc.	1,598,030
		3,442,190

Packaging & Container — 0.9%
43,000	Rock-Tenn Co. Class A	1,719,140

Pharmacy Services — 0.9%
63,000	Catalyst Health Solutions, Inc. *	1,645,560

Power — 0.8%
27,000	Energy Conversion Devices, Inc. *	1,572,750

Precision Instrument — 4.7%
29,000	Axsys Technologies, Inc. *	1,709,260
127,000	Bruker Corp. *	1,692,910
48,000	II-VI, Inc. *	1,855,680
14,000	K-Tron International, Inc. *	1,803,620
49,000	Woodward Governor Co.	1,728,230
		8,789,700

Railroad — 5.1%
37,000	CSX Corp.	$2,019,090
42,000	Genesee & Wyoming, Inc. Class A *	1,575,840
40,000	Kansas City Southern *	1,774,400
31,000	Norfolk Southern Corp.	2,052,510
28,000	Union Pacific Corp.	1,992,480
		9,414,320

Restaurant — 3.0%
51,000	Buffalo Wild Wings, Inc. *	2,052,240
30,000	McDonald's Corp.	1,851,000
33,000	Panera Bread Co. Class A *	1,679,700
		5,582,940

Retail - Automotive — 1.9%
49,000	Advance Auto Parts, Inc.	1,943,340
44,000	Copart, Inc. *	1,672,000

		3,615,340

Retail - Special Lines — 4.2%
63,000	Aeropostale, Inc. *	2,022,930
31,000	Buckle, Inc. (The)	1,721,740
55,000	Ross Stores, Inc.	2,024,550
61,000	Urban Outfitters, Inc. *	1,944,070
		7,713,290

Retail Building Supply — 1.0%
36,000	Fastenal Co.	1,778,040

Retail Store — 2.0%
64,000	Big Lots, Inc. *	1,781,120
32,000	Wal-Mart Stores, Inc.	1,916,480
		3,697,600

Semiconductor — 1.9%
95,000	Altera Corp.	1,964,600
220,000	PMC - Sierra, Inc. *	1,632,400
		3,597,000

Steel - General — 0.9%
30,000	Cleveland-Cliffs, Inc.	1,588,200

Telecommunication Services — 0.9%
45,000	NII Holdings, Inc. *	1,706,400

Thrift — 1.0%
103,000	Hudson City Bancorp, Inc.	1,900,350

Trucking — 0.9%
28,000	Ryder System, Inc.	1,736,000

Wireless Networking — 1.0%
20,000	Itron, Inc. *	1,770,600

2

 ■    Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2008 (Unaudited)

Total Common Stocks And Total Investment Securities — 96.9% (Cost $194,461,911)	$180,101,595

Cash And Other Assets In Excess Of Liabilities — (3.1%)	5,782,928

Net Assets —100.0%	$185,884,523

Net Asset Value Per Outstanding Share ($185,884,523 ÷ 15,346,866 shares outstanding )	$12.11

*	Non-income producing.
ADR	American Depositary Receipt.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Depreciation
$194,461,911	$5,477,813	$(19,838,129)	$(14,360,316)

3

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$180,101,595	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$180,101,595	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 2 or 3 investments.

Item 2.    Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 24, 2008